ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES
	As of December 31,
	2023	2022
	RMB’000	RMB’000
Deposits received from distributors	—	—
Accrued salary	488	402
Others	1,044	397
	1,532	799

SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES DENOMINATED IN VARIOUS CURRENCIES	Accrued liabilities and other payables are denominated in the following currencies:
	As of December 31,
	2023	2022
	‘000	‘000
In Renminbi	1,532	799
In US dollars	—	—